ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 22,999,210
Other comprehensive income (loss)	(354,806)	$ 147,044	$ (171,787)
Effect of purchase of subsidiary shares from noncontrolling interest	739
Balance at end of period	22,280,686	22,999,210
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(258,925)	(405,969)	(234,182)
Balance at end of period	(612,992)	(258,925)	(405,969)
Foreign Currency Translation Gains (Losses)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(215,540)	(380,584)	(182,949)
Other comprehensive income (loss)	(374,388)	165,044	(197,635)
Effect of purchase of subsidiary shares from noncontrolling interest	739
Balance at end of period	(589,189)	(215,540)	(380,584)
Net Unrealized Gains (Losses) on Hedging Activities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(40,859)	(22,420)	(48,490)
Other comprehensive income (loss)	19,441	(18,439)	26,070
Effect of purchase of subsidiary shares from noncontrolling interest	0
Balance at end of period	(21,418)	(40,859)	(22,420)
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(2,526)	(2,965)	(2,743)
Other comprehensive income (loss)	141	439	(222)
Effect of purchase of subsidiary shares from noncontrolling interest	0
Balance at end of period	$ (2,385)	$ (2,526)	$ (2,965)